Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on recurring basis

	Fair value measured as of December 31, 2023
				Significant
		Quoted prices in	Significant other	unobservable
	Total carrying	active markets	observable inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Bitcoin (a)	$311,178	$311,178	$—	$—
Convertible note (b)	$4,709	$—	$—	$4,709
Derivative asset (c)	$104,218	$—	$—	$104,218
Contingent consideration liability (d)	$909	$—	$—	$909

	Fair value measured as of December 31, 2022
				Significant
		Quoted prices in	Significant other	unobservable
	Total carrying	active markets	observable inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Derivative asset (b)	$97,497	$—	$—	$97,497
Contingent consideration liability (c)	$24,935	$—	$—	$24,935
(a)	See Note 5. Bitcoin
(b)	See Note 6. Investments
(c)	See Note 9. Power Purchase Agreement
(d)	See Note 17. Commitments and Contingencies